RECEIVABLES (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item
Retail and finance lease
Troubled Debt Restructurings
Number of contracts	1,000	1,300	1,100	2,500
Pre-modification value	$ 27,105	$ 32,117	$ 40,364	$ 82,700
Post-modification value	24,437	29,862	37,850	53,300
Number of cases in which the court has determined the concession	590	644	609
Pre-modification value for cases in which the court has determined the concession	10,418	10,546	11,276
Post-modification value for cases in which the court has determined the concession	8,686	9,123	9,521
Wholesale
Troubled Debt Restructurings
Number of contracts	4	4	4	5
Pre-modification value	8,772	5,422	3,379	15,000
Post-modification value	$ 3,850	$ 1,997	$ 1,529	$ 15,000